Financial assets at fair value through other comprehensive income - Equity instruments FVOCI (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 27,369	$ 21,423
Banco Latinoaméricano de Exportaciones S.A. [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	26,385	20,346
Others [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	984	1,077
Total equity investments [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 27,369	$ 21,423